Concentration and Risks - Schedule of Accounts and Notes Receivable from Third Parties Concentration of Credit Risk (Details) - Accounts and Notes Receivable - Credit Risk - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Company A
Concentration Risk [Line Items]
Accounts and notes receivable	¥ 221,614	¥ 174,620
Concentration risk, percentage	52.00%	55.00%
Company B
Concentration Risk [Line Items]
Accounts and notes receivable	¥ 164,518	¥ 109,585
Concentration risk, percentage	38.00%	35.00%